NOTE 7 - INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Patents, Gross	$ 153,722		$ 151,860	$ 111,256	$ 75,658
Indefinite-Lived Trademarks	31,734		32,829	17,330
Capitalized Costs, Proved Properties	45,745		45,745	45,745
Finite-Lived Intangible Assets, Gross	2,807,065		3,092,340	2,696,152	2,029,495
Finite-Lived Intangible Assets, Period Increase (Decrease)	19,228	$ 51,830	422,863	597,199
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)				78,629
Finite-Lived Intangible Assets, Accumulated Amortization	1,506,724		1,465,330	1,113,282	792,399
Amortization of Intangible Assets	187,621	185,088	366,329	273,549
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments	146,227		14,281	47,334
Finite-Lived Intangible Assets, Net	1,300,341		1,627,010	1,582,870	1,237,096
Impairment of Intangible Assets, Finite-Lived	0	$ 0		9,171
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)				(78,629)
Acquisition-related Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	304,503		26,675
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	(304,503)		(26,675)
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill)	2,575,864		2,861,906	2,521,821	1,953,837
Finite-Lived Intangible Assets, Period Increase (Decrease)			365,060	491,830
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	286,042		24,975	76,154
Finite-Lived Intangible Assets, Accumulated Amortization	1,500,803		1,463,042	1,113,282	792,399
Amortization of Intangible Assets	183,988		364,041	273,549
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments	146,227		14,281	47,334
Finite-Lived Intangible Assets, Net	1,075,061		1,398,864	1,408,539	1,161,438
Impairment of Intangible Assets, Finite-Lived
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	(286,042)		(24,975)	(76,154)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	17,041		42,180	32,649
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	15,179		1,576	2,949
Finite-Lived Intangible Assets, Accumulated Amortization	2,489
Amortization of Intangible Assets	2,489
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments
Finite-Lived Intangible Assets, Net	151,233		151,860	111,256	75,658
Impairment of Intangible Assets, Finite-Lived
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	(15,179)		(1,576)	(2,949)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	2,187		15,623	26,975
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	3,282		124	(474)
Finite-Lived Intangible Assets, Accumulated Amortization
Amortization of Intangible Assets
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments
Finite-Lived Intangible Assets, Net	31,734		32,829	17,330
Impairment of Intangible Assets, Finite-Lived			0	9,171
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	(3,282)		(124)	474
Acquisition-related Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)				45,745
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)
Finite-Lived Intangible Assets, Accumulated Amortization	3,432		2,288
Amortization of Intangible Assets	1,144		2,288
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments
Finite-Lived Intangible Assets, Net	42,313		43,457	45,745
Impairment of Intangible Assets, Finite-Lived
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)